Subsequent Events - Additional Information (Detail) € in Thousands, $ in Thousands, $ in Thousands													2 Months Ended	4 Months Ended					6 Months Ended	12 Months Ended
	May 06, 2020 USD ($) Exchange_Rate	May 06, 2020 MXN ($)	May 06, 2020 USD ($) Exchange_Rate	May 06, 2020 USD ($) Exchange_Rate $ / l	May 06, 2020 USD ($) Exchange_Rate $ / bbl	May 01, 2020 bbl	Apr. 30, 2020 USD ($)	Apr. 21, 2020 MXN ($)	Apr. 17, 2020 bbl	Apr. 02, 2020 MXN ($)	Apr. 01, 2020	Jan. 30, 2020 USD ($)	Jun. 30, 2020 bbl	May 06, 2020 USD ($) Exchange_Rate $ / bbl bbl	May 06, 2020 MXN ($) $ / bbl bbl	Apr. 30, 2020 USD ($)	Apr. 23, 2020	Apr. 20, 2020	Dec. 31, 2020 MXN ($) bbl	Dec. 31, 2019 MXN ($) bbl $ / bbl	May 06, 2020 MXN ($) Exchange_Rate	Mar. 31, 2020	Feb. 06, 2020 USD ($)	Jan. 21, 2020 USD ($)	Jan. 01, 2020 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 28, 2018 USD ($)	Dec. 28, 2018 MXN ($)	Nov. 30, 2018 USD ($)	Aug. 23, 2018 USD ($)	Jun. 04, 2018 USD ($)	May 24, 2018 EUR (€)	Apr. 16, 2018 USD ($)	Feb. 12, 2018 USD ($)	Dec. 31, 2017 USD ($)	Nov. 15, 2017 USD ($)	Nov. 15, 2017 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines																$ 0
Outstanding of revolving credit lines							$ 0									$ 0																			$ 350,000
Exchange rates | Exchange_Rate	24.3812		24.3812	24.3812	24.3812									24.3812							24.3812
Appreciation of the value of the peso in U.S. dollars terms									0.00%
Weighted average price of crude oil | bbl																				0
Exchange rate depreciation percentage			0.00%
Foreign currency exchange rate loss														$ 0
Interest rate												6.95%
Prior size of the Medium Term Notes Program																								$ 102,000,000
New size of the Medium Term Notes Program																								$ 112,000,000
Principal amount of debt																				$ 1,947,986,835						$ 2,045,835,422
Debt instruments issued | €																																€ 600,000
Borrowings																				2,035,079,540						$ 1,913,377,218	$ 5,640,000	$ 112,000,000		$ 200,000						$ 7,813,000	$ 143,000,000
Reduction of Capital Expenditure																				40,500,000
Reduction of Operating Expenses																				$ 5,000,000
Medium Term Program size												$ 112,000,000
Available lines of credit												2,500,000
SeriesC Medium Term Notes Program [member]
Disclosure of non-adjusting events after reporting period [line items]
Prior size of the Medium Term Notes Program																																	$ 92,000,000
New size of the Medium Term Notes Program																																	$ 102,000,000
Debt securities issued net												$ 5,000,000																						$ 4,000,000
Borrowings																													$ 250,000		$ 102,000,000
5.950% Notes due 2031 [member] | SeriesC Medium Term Notes Program [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate												5.95%
Debt instruments issued												$ 2,500,000
Notes And Bonds Between 2020 And 2026 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of debt																							$ 1,252,303
Notes And Bonds Between 2044 And 2048 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of debt																							$ 1,374,426
U.S [member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates	24.3812		24.3812	24.3812	24.3812									24.3812						18.8452	24.3812					19.6829
Exchange rate depreciation percentage			29.40%
Subsequent event [member]
Disclosure of non-adjusting events after reporting period [line items]
Weighted average price of crude oil | bbl									0
Percentage increase in average price									0.00%
Foreign currency exchange rate loss															$ 550,526,000
Percent of decrease in domestic sales of petroleum products																		34.00%
Percent of unrealized exchange loss														95.00%	95.00%
Percent of decrease in hydrocarbon price																						35.00%
Contribution from government receivable																			$ 46,256,000
Proceeds from advance payment of promissory note										$ 4,983,670
Contribution from government received														$ 16,063,000
Subsequent event [member] | OPEC Plus [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of barrels production per day | bbl						9,700,000							7,700,000						5,800,000
Subsequent event [member] | MX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of barrels production per day | bbl														100,000	100,000
Subsequent event [member] | 5.500% Notes due 2021 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							5.50%
Principal amount of debt																							$ 264,752
Subsequent event [member] | 6.375% Notes due 2021 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							6.375%
Principal amount of debt																							$ 171,662
Subsequent event [member] | 4.875% Notes due 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							4.875%
Principal amount of debt																							$ 148,535
Subsequent event [member] | Floating Rate Notes due 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of debt																							$ 63,854
Subsequent event [member] | 5.375% Notes due 2022 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							5.375%
Principal amount of debt																							$ 157,487
Subsequent event [member] | 3.500% Notes due 2023 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							3.50%
Principal amount of debt																							$ 216,727
Subsequent event [member] | 4.625% Notes due 2023 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							4.625%
Principal amount of debt																							$ 117,333
Subsequent event [member] | 4.500 % Notes due 2026 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							4.50%
Principal amount of debt																							$ 111,953
Subsequent event [member] | 5.500% Notes due 2044 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							5.50%
Principal amount of debt																							$ 179,332
Subsequent event [member] | 5.625% Bonds due 2046 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							5.625%
Principal amount of debt																							$ 750,969
Subsequent event [member] | 6.350% Notes due 2048 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							6.35%
Principal amount of debt																							$ 444,125
Subsequent event [member] | 6.950% Bonds due 2060 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							6.95%
Principal amount of debt																							$ 1,300,000
Subsequent event [member] | 5.950% Notes due 2031 [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest rate																							5.95%
Principal amount of debt																							$ 1,300,000
Subsequent event [member] | Notes Due 2020 [Member]
Disclosure of non-adjusting events after reporting period [line items]
Principal amount of debt purchased												$ 61,922
Crude Oil Basket Price [Member]
Disclosure of non-adjusting events after reporting period [line items]
Crude oil basket price used as a base for budget | $ / bbl														49.00	49.00
Requirement of Hedge crude oil pricxe threshold | $ / bbl														44.00	44.00
Exchange rate depreciation percentage											0.00%
Current Economic Situation [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exchange rates																				18.8452
Exchange rate depreciation percentage			29.40%
Revenue from currency swaps															$ 75,000,000
Percent of unrealized exchange loss														0.00%	0.00%
Percent of realized exchange loss																	5.00%
Tax Benefit from Mexican Governmet [Member]
Disclosure of non-adjusting events after reporting period [line items]
Tax benefit on duty paid								$ 65,000,000												$ 65,000,000
Financing from Revolving Credit Lines [Member]
Disclosure of non-adjusting events after reporting period [line items]
Obtain of revolving credit lines	$ 7,450,000	$ 37,000,000
Outstanding of revolving credit lines	5,800,000		$ 5,800,000	$ 5,800,000	$ 5,800,000									$ 5,800,000							$ 0
Repayments of revolving credit lines														8,953,000
Proceeds from revolving credit lines														7,762,000
Borrowings	$ 365,000		$ 365,000	$ 365,000	$ 365,000									$ 365,000											$ 1,556,000
Crude Oil Price Movement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Average prices of crude oil exports				0	21.10															57.68
Percetnage of increase in crude oil price			63.40%				0.00%